UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -------------
Check here if Amendment [x]; Amendment Number:  1
                                                -------------

This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Shay Assets Management, Inc.
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Address:  230 West Monroe Street
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          Suite 2810
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-7232
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodger D. Shay, Jr.
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Title:  President
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Rodger D. Shay, Jr.      Chicago, IL           August 14, 2007
    -----------------------     -------------         ----------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           NONE
                                            ---------------------
Form 13F Information Table Entry Total:                        46
                                            ---------------------
Form 13F Information Table Value Total:                   116,578
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
    ITEM 1                      ITEM 2     ITEM 3     ITEM 4          ITEM 5          ITEM 6     ITEM 7         ITEM 8
----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  ----
3M CO                      COMMON          88579Y101    4,816    55,500                SOLE                X
ABBOTT LABORATORIES        COMMON          002824100    3,641    68,000                SOLE                X
AMERICAN EXPRESS CO.       COMMON          025816109    3,365    55,000                SOLE                X
AMERICAN INT'L GROUP       COMMON          026874107    5,252    75,000                SOLE                X
AMERICAN STANDARD
COMPANIES                  COMMON          029712106       41       700                SOLE                X
ANHEUSER-BUSCH             COMMON          035229103    3,941    75,550                SOLE                X
AUTOMATIC DATA PROCESSING  COMMON          053015103    4,120    85,000                SOLE                X
AUTOZONE INC               COMMON          053332102       41       300                SOLE                X
BALL CORP                  COMMON          058498106       16       300                SOLE                X
BERKSHIRE HATHAWAY INC.    CLASS A         084670108    6,021        55                SOLE                X
BOEING CO COM              COMMON          097023105       58       600                SOLE                X
CEMEX SAB                  SPON ADR 5 ORD  151290889       30       800                SOLE                X
CISCO SYSTEMS              COMMON          17275R102    3,621   130,000                SOLE                X
COCA COLA CO               COMMON          191216100    4,865    93,000                SOLE                X
DEERE & CO                 COMMON          244199105       42       350                SOLE                X
DELL INC.                  COMMON          24702R101    3,569   125,000                SOLE                X
DIAGEO PLC                 SPON ADR NEW    25243Q205       33       400                SOLE                X
DOW CHEM CO                COMMON          260543103       35       800                SOLE                X
EXXON MOBIL CORP.          COMMON          30231G102    3,187    38,000                SOLE                X
FEDEX CORP.                COMMON          31428X106    3,107    28,000                SOLE                X
GENERAL ELECTRIC CO.       COMMON          369604103    5,895   154,000                SOLE                X
HARLEY-DAVIDSON, INC.      COMMON          412822108    2,307    38,700                SOLE                X
HOME DEPOT, INC.           COMMON          437076102    4,722   120,000                SOLE                X
IBM CORP.                  COMMON          459200101       47       450                SOLE                X
ILLINOIS TOOL WORKS, INC.  COMMON          452308109    3,631    67,000                SOLE                X
JOHNSON & JOHNSON          COMMON          478160104    5,903    95,800                SOLE                X
KELLOGG CO                 COMMON          487836108       36       700                SOLE                X
MEDTRONIC, INC.            COMMON          585055106    4,097    79,000                SOLE                X
MERRILL LYNCH              COMMON          590188108    2,758    33,000                SOLE                X
MICROSOFT CORP.            COMMON          594918104    4,765   161,700                SOLE                X
NOKIA CORP                 SPONSORED ADR   654902204       31     1,100                SOLE                X
OMNICOM GROUP              COMMON          681919106    3,599    68,000                SOLE                X
PEPSICO INC.               COMMON          713448108    4,669    72,000                SOLE                X
PROCTER & GAMBLE CO.       COMMON          742718109    5,813    95,000                SOLE                X
SEAGATE TECHNOLOGY         SHS             G7945J104       37     1,700                SOLE                X
STAPLES, INC.              COMMON          855030102    3,085   130,000                SOLE                X
SYSCO CORPORATION          COMMON          871829107    3,035    92,000                SOLE                X
TIMKEN CO                  COMMON          887389104       22       600                SOLE                X
TJX COMPANIES INC          COMMON          872540109       30     1,100                SOLE                X
UBS AG                     SHS NEW         H89231338       30       500                SOLE                X
UNILEVER NV                N Y SHS NEW     904784709       33     1,050                SOLE                X
UST INC                    COMMON          902911106       43       800                SOLE                X
WAL MART STORES INC.       COMMON          931142103    5,725   119,000                SOLE                X
WELLS FARGO CO.            COMMON          949746101    3,271    93,000                SOLE                X
WRIGLEY (WM.) JR. CO.      COMMON          982526105    3,153    57,000                SOLE                X
WYETH                      COMMON          983024100       40       700                SOLE                X
TOTAL                                                 116,578
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